ILFC Transaction (Summary Of Pro Forma Information) (Details) (ILFC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ILFC [Member]
Business Acquisition [Line Items]
Total revenue and other income	$ 5,261,629	$ 5,444,581
Net income (loss)	$ 952,778	$ (32,634)